Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 414,088	$ 133,826
Short-term bank deposits	200,370	20,063
Accounts receivable less allowance for doubtful accounts of $1,804 at December 31, 2013 and $654 at December 31, 2012	99,200	64,678
Inventories	88,406	67,995
Net investment in sales-type leases, less allowance for doubtful accounts of $183 at December 31, 2013 and $301 at December 31, 2012	6,696	5,134
Prepaid expenses	5,470	2,751
Deferred income taxes	16,501	4,968
Other current assets	21,398	23,863
Total current assets	852,129	323,278
Non-current assets
Goodwill	1,195,891	822,475
Other intangible assets, net	622,330	510,372
Net investment in sales-type leases	11,219	7,872
Amounts funded in respect of employees rights upon retirement	3,166	2,628
Property, plant and equipment, net	91,005	62,070
Other non-current assets	6,481	2,818
Total non-current assets	1,930,092	1,408,235
Total assets	2,782,221	1,731,513
Current liabilities:
Accounts payable	35,375	35,235
Accrued expenses and other current liabilities	33,051	24,275
Accrued compensation and related benefits	21,238	16,849
Earn-out obligation	12,027
Unearned revenues	36,033	18,068
Total current liabilities	137,724	94,427
Non-current liabilities
Employee rights upon retirement	4,683	4,188
Earn-out obligation - long-term	16,998
Deferred tax liabilities	105,901	54,693
Unearned revenues - long-term	3,315	3,181
Other non-current liabilities	13,813	2,868
Total liabilities	282,434	159,357
Commitments and contingencies, see notes 9 and 13
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 49,211 and 38,372 shares issued and outstanding at December 31, 2013 and 2012, respectively	133	101
Additional paid-in capital	2,412,197	1,459,294
Retained earnings	85,549	112,503
Accumulated other comprehensive income (loss)	1,908	(238)
Equity attributable to Stratasys Ltd.	2,499,787	1,571,660
Non-controlling interest		496
Total equity	2,499,787	1,572,156
Total liabilities and equity	$ 2,782,221	$ 1,731,513